Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 318,000,000
Available tax credit carry-forwards	$ 10,700,000
Net operating loss carry forwards expire period	2036
Valuation allowance, deferred tax asset, increase, amount	$ 3,444,024	$ 474,767
Income tax expense	$ 800	$ 1,600